Trade payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade payables
Summary of trade payables

	As of December 31,
in €‘000	2023	2022
License fee payables for capitalized sports data rights – current	202,013	148,638
Other trade payables and accrued expenses – current	57,654	56,356
Trade payables current	259,667	204,994
License fee payables for capitalized sports data rights – non-current	908,437	264,530
Other trade payables – non-current	62	135
Trade payables non-current	908,499	264,665
Total	1,168,166	469,659